Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Sales	$ 771,663	$ 623,123	$ 1,727,397	$ 1,229,289	$ 2,324,307	$ 2,466,198
Cost of Goods Sold	675,011	514,946	1,483,198	1,026,162	1,944,770	2,048,173
Gross Profit	96,652	108,177	244,199	203,127	379,537	418,025
OPERATING EXPENSES
Selling, general, and administrative expenses	510,599	481,483	965,384	995,773	1,885,081	2,180,288
Intangible impairment						35,719
Depreciation and amortization					1,461	8,931
TOTAL OPERATING EXPENSES	510,599	481,483	965,384	995,773	1,886,542	2,224,938
LOSS FROM OPERATIONS	(413,947)	(373,306)	(721,185)	(792,646)	(1,507,005)	(1,806,913)
OTHER INCOME (EXPENSE)
Other expense						(7,068)
Interest and financing costs	(532,265)	(457,362)	(701,407)	(819,697)	(1,406,007)	(1,220,730)
Loss on change in fair market value of derivative						(8,710)
Gain on extinguishment of accounts payable					531,231
Gains on debt extinguishment and settlements, net					156,447	370,075
TOTAL OTHER EXPENSE, NET	(532,265)	(457,362)	(701,407)	(819,697)	(718,329)	(866,433)
LOSS BEFORE TAXES	(946,212)	(830,668)	(1,422,592)	(1,612,343)	(2,225,334)	(2,673,346)
Provision for Income tax
NET LOSS	(946,212)	(830,668)	(1,422,592)	(1,612,343)	(2,225,334)	(2,673,346)
Dividends Attributable to Series B and C Preferred Stock	(43,680)	(39,732)	(68,954)	(76,692)	(145,983)	(584,072)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (989,892)	$ (870,400)	$ (1,491,546)	$ (1,689,035)	$ (2,371,317)	$ (3,257,418)
BASIC NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS (in Dollars per share)	$ (0.1)	$ (0.13)	$ (0.15)	$ (0.29)	$ (0.36)	$ (0.95)
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)	10,256,280	6,526,895	9,899,489	5,922,850	6,602,104	3,424,570